UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

ZIEGLER FLOATING RATE FUND
-	CLASS A (ZFLAX)
-	CLASS C (ZFLCX)
-	INSTITUTIONAL CLASS (ZFLIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2017

www.zcmfunds.com

Table of Contents

Ziegler Floating Rate Fund
Shareholder Letter	1
Allocation of Portfolio Holdings	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Expense Example	19
Other Information	20
Privacy Notice	21

Ziegler Floating Rate Fund
Semi -Annual Period Ending March 31, 2017

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2017.

For the six-month period from October 1, 2016 through March 31, 2017, the Fund’s return was 2.76% for Institutional Class shares, 2.65% for Class A shares without sales charge, -1.70% for Class A shares with sales charge, 2.30% for Class C shares without sales charge, and 1.30% for Class C shares with sales charge.

We launched the Fund with $5 million in investment capital on April 1. Since that time, we are pleased with the growth in assets, ending the period with $41.0 million.

Market Environment
Reduced bank loan issuance coupled with an increased demand for bank loans has resulted in much of the bank loan market trading above par. In fact, it is an opportune time to be issuing high yield debt if you are a higher rated borrower.  Collateralized Loan Obligations (CLOs) are still the biggest buyers of leveraged loans.  In the first quarter of 2017, CLO issuance totaling $15.5 billion was greater than the $8.2 billion for the same period in 2016, but well below the $31.2 billion during the same period in 2015. As a result, loan prices continued to be high and spreads tight as many institutional buyers including specialized credit funds, insurance companies and commercial banks, fuel the robust demand for leveraged loans.

Through the first quarter of 2017, the Leveraged Loan Market continued to perform strongly with significant refinancings this quarter. We continue to believe the Leveraged Loan Market will tighten in the second quarter of 2017 and hold steady in the second half of 2017. Supply continued to improve with Q1 2017 Institutional Issuance at $250 billion, the highest quarterly figure since Q2 2013. This increase was mainly refinancing activity, which represented nearly 80% of total issuance. Institutional Leveraged Loans Outstanding stand at $876 billion, roughly unchanged versus 2015 and 2016.

Performance Discussion
For the six month period ending March 31, 2017, Institutional shares of the Fund returned 2.76%, underperforming the benchmark Credit Suisse Leveraged Loan Index return of 3.48% by 0.72%. Fund underperformance during the period can be attributed to higher than normal cash balances as we phased in the portfolio holdings as well as the limitations on position size and the need for diversity. During the first quarter of 2017, we performed better relative to the benchmark as the fund underperformed by only 0.16%.

Outlook
Based on the benchmark return of 9.88%, 2016 was the best year for the Leveraged Loan Market since 2010. Against a backdrop of modest economic growth and benign credit conditions, we believe the Leveraged Loan Market will be a steady performer through the end of 2017 and perhaps beyond.  Absent a material weakening in economic conditions we expect the market to be dominated by supply/demand dynamics, keying off mergers and acquisition activity, CLO formation, and bank loan mutual fund flows.  Downside risks in this environment are sector- and credit-specific, such as the substantial weakness emerging in the retail sector resulting from technological disruption.

The Federal Reserve has raised rates twice in the past 6 months, 0.25% in both December and March.  Consensus is that they will raise interest rates twice again before the end of this year. From our perspective, growth in jobs, wages and consumer spending is fueling the Fed’s position. In the light of these indicators, the Fed may believe the U.S. economy may be able to withstand a higher rate environment and we expect additional rate increases if this growth continues.

While we continue to focus on large cap, highly liquid loans, we have shifted a portion of the portfolio (10-15%) to smaller loan facilities to increase fund yield.  The portfolio cash balance was 1.26% at the end of the quarter vs. 4.43% at the end of 2016. We expect the portfolio cash balance to range between 1.0% - 3.0% to assist in the management of cash flows. We will continue to trade out of loans that we feel have reached their price limit, replacing them with loans with greater total return potential.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

John D’Angelo	George Marshman
Senior Portfolio Manager	Senior Portfolio Manager
Valcour Capital Management LLC	Valcour Capital Management LLC

Joseph Schlim	Scott Roberts
Portfolio Manager	Portfolio Manager
Valcour Capital Management LLC	Ziegler Capital Management, LLC

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Opinions expressed are those of the investment manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

Mutual fund investing involves risk; Principal loss is possible. An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debt holders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

Ziegler Capital Management, LLC is the Advisor and Valcour Capital Management is the sub-advisor to the Ziegler Floating Rate Fund which is distributed by Quasar Distributors, LLC.

Ziegler Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2017 (Unaudited)

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	BANK LOANS ― 98.4%
	BUILDING & DEVELOPMENT ― 5.5%
$997,500	Quikrete Holdings, Inc.	4.232%	11/15/2023	$1,008,009
1,247,481	SRS Distribution Inc.	5.289	8/25/2022	1,266,454
				2,274,463
	BUSINESS EQUIPMENT & SERVICES ― 19.8%
498,750	Blackboard Inc.	6.023	6/30/2021	497,972
496,012	BMC Software Finance, Inc.	5.000	9/10/2020	497,535
995,000	Camelot Finance LP	4.750	10/3/2023	998,114
990,946	IG Investments Holdings, LLC	6.147	10/29/2021	1,001,846
750,000	Jackson Hewitt Tax Service, Inc.	8.039	7/30/2020	714,375
1,246,875	Kronos Incorporated	5.034	11/1/2023	1,255,516
250,000	LANDesk Group, Inc.	5.250	1/22/2024	251,745
498,750	Rackspace Hosting, Inc.	4.535	11/3/2023	503,079
494,949	TIBCO Software Inc.	5.500	12/4/2020	501,188
100,861	USAGM HoldCo, LLC (3)	5.500	7/28/2022	101,643
830,265	USAGM HoldCo, LLC	5.500	7/28/2022	836,699
995,000	VF Holdings Corp.	4.250	6/30/2023	1,001,219
				8,160,931
	CABLE & SATELLITE TELEVISION ― 2.4%
992,500	Numericable U.S. LLC	5.289	1/16/2024	996,485

	CHEMICALS & PLASTICS ― 3.3%
346,635	Kraton Polymers, LLC	5.000	1/6/2022	350,462
1,000,000	New Arclin U.S. Holdings, Inc.	5.670	2/14/2024	1,009,690
				1,360,152
	CONTAINERS & GLASS PRODUCTS ― 1.9%
761,725	Reynolds Group Holdings, Inc.	3.982	2/3/2023	765,576

	DRUGS ― 3.9%
498,382	Amneal Pharmaceuticals LLC	4.653	11/1/2019	497,137
1,100,000	Valeant Pharmaceuticals International, Inc.	5.655	4/1/2022	1,104,334
				1,601,471
	ELECTRONICS/ELECTRIC ― 1.8%
744,384	Prime Security Services Borrower LLC	4.250	5/2/2022	752,911

	FINANCIAL INTERMEDIARIES ― 8.5%
479,167	First American Payment Systems, L.P.	6.750	1/5/2024	481,562
989,975	First Eagle Holdings, Inc.	5.147	12/1/2022	994,306
498,702	Resolute Investment Managers, Inc.	5.397	4/30/2022	502,026
1,491,244	Russell Investments US Institutional Holdco, Inc.	6.750	6/1/2023	1,512,217
				3,490,111
	FOOD PRODUCTS ― 1.8%
249,373	Give and Go Prepared Foods Corp.	6.647	7/31/2023	253,114
498,701	Weight Watchers International, Inc.	4.204	4/2/2020	465,907
				719,021
	HEALTH CARE ― 8.0%
284,731	Alvogen Pharma U.S., Inc.	6.000	4/4/2022	283,663
989,830	Kindred Healthcare, Inc.	4.563	4/9/2021	993,127
992,431	Jaguar Holding Company II	4.328	8/18/2022	996,926
992,500	Prospect Medical Holdings, Inc.	7.063	6/30/2022	1,006,767
				3,280,483

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	INDUSTRIAL EQUIPMENT ― 5.2%
$528,918	Gardner Denver, Inc.	4.559%	7/30/2020	$528,712
644,542	Hudson Products Holdings Inc.	5.150	3/15/2019	602,647
1,000,000	NN, Inc.	4.733	4/1/2021	1,002,505
				2,133,864
	INSURANCE ― 1.2%
500,000	Acrisure, LLC	5.891	11/22/2023	509,375

	LEISURE GOODS/ACTIVITIES/MOVIES ― 3.2%
494,981	Life Time Fitness, Inc.	4.000	6/10/2022	496,899
800,000	Lions Gate Entertainment Corp.	3.982	12/8/2023	806,000
				1,302,899
	LODGING & CASINOS ― 2.6%
1,046,786	Scientific Games International, Inc.	4.846	10/1/2021	1,061,425

	OIL & GAS ― 1.2%
500,000	Fieldwood Energy LLC	8.000	8/31/2020	475,628

	PUBLISHING ― 3.5%
1,429,595	Harland Clarke Holdings Corp.	6.550	2/9/2022	1,442,461

	RETAILERS ― 5.5%
750,000	Ascena Retail Group, Inc.	5.500	8/22/2022	676,875
498,731	Aspen Dental Management, Inc.	4.802	4/29/2022	504,032
500,000	Jill Holdings LLC	6.040	5/9/2022	491,875
157,050	NVA Holdings, Inc.	4.647	8/13/2021	158,866
498,073	Talbots Inc. (The)	5.500	3/19/2020	447,021
				2,278,669
	STEEL ― 1.8%
750,000	Dynacast International LLC	4.397	1/28/2022	753,285

	SURFACE TRANSPORT ― 2.4%
500,000	AI Mistral (Luxembourg) Subco S.ar.l.	4.176	3/11/2024	500,158
498,737	Gruden Acquisition, Inc.	5.897	8/18/2022	486,269
				986,427
	TELECOMMUNICATIONS ― 9.7%
500,000	NeuStar, Inc.	3.250	9/2/2019	507,395
500,000	NeuStar, Inc.	4.750	3/1/2024	507,033
972,283	Polycom, Inc.	6.250	9/27/2023	987,597
995,006	Telesat Canada	4.150	11/17/2023	1,004,956
496,244	WideOpenWest Finance, LLC	4.554	8/18/2023	499,482
497,500	Windstream Services, LLC	4.950	3/29/2021	501,647
				4,008,110
	UTILITIES ― 5.2%
1,432,252	Eastern Power, LLC	5.000	10/2/2023	1,440,667
683,569	Essential Power, LLC	4.750	8/8/2019	688,696
				2,129,363
	TOTAL BANK LOANS
	(Cost $39,960,595)			$40,483,110

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT ― 12.4%
5,094,790	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.61% (2)	$5,094,790

	TOTAL SHORT TERM INVESTMENT
	(Cost $5,094,790)	5,094,790

	TOTAL INVESTMENTS ― 110.8% (Cost $45,055,385)	$45,577,900
	Liabilities in Excess of Other Assets ― (10.8)%	(4,427,325)
	TOTAL NET ASSETS ― 100.0%	$41,150,575

(1) Variable rates securities. Rates disclosed as of March 31, 2017.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P")
and has been licensed for use by Ziegler Capital Management, LLC.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017 (Unaudited)

Assets:
Investments in securities at value (cost $45,055,385)	$45,577,900
Cash	320,721
Receivables:
Investment securities sold	2,148,326
Dividends and interest	104,678
Due from Adviser	1,873
Prepaid expenses	41,929
Total assets	48,195,427

Liabilities:
Payables:
Investment securities purchased	6,978,708
Distributions to shareholders	4,456
Distribution Fees (Note 6)	1,558
Shareholder Servicing Fees - Institutional Class (Note 7)	2,675
Trustees' fees	513
Accrued other expenses and other liabilities	56,942
Total liabilities	7,044,852

Net Assets	$41,150,575

Components of Net Assets:
Capital (Unlimited number of shares authorized, $0.01 par value)	$40,502,845
Undistributed net investment income	5,963
Accumulated net realized gain on investments	119,252
Net unrealized appreciation on investments	522,515
Net Assets	$41,150,575

Class A:
Net Assets	$212,405
Issued and Outstanding	8,209
Net Asset Value and Redemption Price	$25.88
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$27.03

Class C:
Net Assets	$496,581
Issued and Outstanding	19,211
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.85

Institutional Class:
Net Assets	$40,441,589
Issued and Outstanding	1,561,921
Net Asset Value, Redemption Price and Offering Price Per Share	$25.89

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3.)

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Interest income	$928,580
Total investment income	928,580

Expenses:
Advisory fees (Note 3)	121,980
Administration and fund accounting fees	49,920
Registration fees	26,067
Transfer agent fees and expenses	23,295
Audit fees	9,972
Custody fees	8,095
Service Fee	7,127
Legal fees	5,984
Miscellaneous expenses	5,428
Trustees' fees	5,236
Compliance Fee	4,990
Shareholder reporting fees	3,507
Distribution fees (Note 6)	1,736
Insurance fees	1,316
Total expenses	274,653
Expenses waived and reimbursed by the Adviser	(134,048)
Net expenses	140,605
Net investment income	787,975

Realized and Unrealized Gain on Investments
Net realized gain on investments	174,462
Net change in unrealized appreciation on investments	61,447
Net realized and unrealized gain on investments	235,909

Net increase in Net Assets Resulting from Operations	$1,023,884

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	April 1, 2016*
	March 31, 2017	Through
	(Unaudited)	September 30, 2016
Increase in Net Assets from:
Operations:
Net investment income	$787,975	$359,366
Net realized gain on investments	174,462	47,943
Net change in unrealized appreciation on investments	61,447	461,068
Net increase in net assets resulting from operations	1,023,884	868,377

Distributions to shareholders:
From net investment income:
Class A Shares	(3,578)	(1,118)
Class C Shares	(5,489)	(193)
Institutional Class Shares	(776,964)	(354,036)
From net realized gains:
Class A Shares	(520)	-
Class C Shares	(1,083)	-
Institutional Class Shares	(101,550)	-
Total distributions to shareholders	(889,184)	(355,347)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	76,312	129,625
Class C Shares	433,500	62,000
Institutional Class Shares	3,822,550	40,193,132
Reinvestment of distributions:
Class A Shares	3,112	1,107
Class C Shares	6,553	186
Institutional Class Shares	872,746	347,481
Cost of shares repurchased:
Class A Shares	-	-
Class C Shares	(6,091)	-
Institutional Class Shares	(127,414)	(5,311,954)
Net increase in net assets from capital transactions	5,081,268	35,421,577
Total Increase in Net Assets	5,215,968	35,934,607

Net Assets:
Beginning of period	35,934,607	-
End of period	$41,150,575	$35,934,607
Undistributed net investment income	$5,963	$4,019

Capital Share Transactions:
Shares sold:
Class A Shares	2,948	5,097
Class C Shares	16,776	2,411
Institutional Class Shares	147,321	1,580,037
Shares reinvested:
Class A Shares	121	43
Class C Shares	253	7
Institutional Class Shares	33,725	13,538
Shares repurchased:
Class A Shares	-	-
Class C Shares	(236)	-
Institutional Class Shares	(4,934)	(207,766)
Net increase in shares outstanding	195,974	1,393,367

* Inception date.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Six Months		For the Period
	Ended		April 1, 2016*
	March 31, 2017		Through
	(Unaudited)		September 30, 2016
Net Asset Value, Beginning of Period	$25.78		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.52		0.32
Net realized and unrealized gain on investments	0.16		0.72
Total Gain from Investment Operations	0.68		1.04

LESS DISTRIBUTIONS:
From net investment income	(0.51)		(0.26)
From return of capital	(0.07)		-
Total Distributions	(0.58)		(0.26)

Net Asset Value, End of Period	$25.88		$25.78

Total Return(2)	2.65%	(3)	4.15%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$212		$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.67%	(4)	2.07%	(4)
After fees waived / reimbursed by the Adviser	0.99%	(4)	0.99%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.00%	(4)	2.55%	(4)
Portfolio turnover rate(5)	66%	(3)	23%	(3)

*	Inception date.
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Six Months		For the Period
	Ended		April 1, 2016*
	March 31, 2017		Through
	(Unaudited)		September 30, 2016
Net Asset Value, Beginning of Period	$25.75		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.44		0.35
Net realized and unrealized gain on investments	0.15		0.59
Total Gain from Investment Operations	0.59		0.94

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.19)
From return of capital	(0.07)		-
Total Distributions	(0.49)		(0.19)

Net Asset Value, End of Period	$25.85		$25.75

Total Return(2)	2.30%	(3)	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$497		$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.42%	(4)	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	(4)	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.42%	(4)	2.74%	(4)
Portfolio turnover rate(5)	66%	(3)	23%	(3)

*	Inception date.
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Six Months		For the Period
	Ended		April 1, 2016*
	March 31, 2017		Through
	(Unaudited)		September 30, 2016
Net Asset Value, Beginning of Period	$25.79		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.54		0.36
Net realized and unrealized gain on investments	0.16		0.71
Total Gain from Investment Operations	0.70		1.07

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.28)
From return of capital	(0.07)		-
Total Distributions	(0.60)		(0.28)

Net Asset Value, End of Period	$25.89		$25.79

Total Return	2.76%	(2)	4.28%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$40,442		$35,740
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.45%	(3)	1.85%	(3)
After fees waived / reimbursed by the Adviser	0.74%	(3)	0.74%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.21%	(3)	2.83%	(3)
Portfolio turnover rate(4)	66%	(2)	23%	(2)

*	Inception date.
(1)	Computed using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Ziegler Floating Rate Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Prior to January 1, 2014, the Trust was previously registered as the Ziegler Capital Management Investment Trust” “Ziegler Lotsoff Capital Management Investment Trust” and “Lotsoff Capital Management Investment Trust”.  Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Fund.  Valcour Capital Management LLC (“Valcour”) serves as the Sub-Advisor to the Fund.

The investment objective of the Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments.  The inception date of the Fund was April 1, 2016.  The Fund offers three classes of shares: Class A, Class C and Institutional Class. Each class of shares represents an equal pro rata interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.  The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Valcour in respect to the Fund under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1	-
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2	-
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	-	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income:
Bank Loans	$-	$40,483,110	$-	$40,483,110
Short-Term Investment	5,094,790	-	-	5,094,790
Total	$5,094,790	$40,483,110	$-	$45,577,900

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

(b) Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed monthly.  Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017 (Unaudited)

(e) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of March 31, 2017, there were no restricted securities held by the Fund.

(f) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of March 31, 2017, the Fund held $70,721 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(g) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%.  The Adviser has entered into a Sub-Advisory agreement with Valcour; Valcour compensation is based on assets under management and is paid out of Ziegler’s advisory fee received from the Fund.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year.

At March 31, 2017, the amounts waived by the Adviser and the eligible recapture periods are as follows:

Amounts Available for Recoupment	Expiration
$140,818	September 30, 2019
134,048	March 31, 2020
$274,866

There is a maximum initial sales charge of 4.25% for Class A shares of the Fund.  There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Fund.

The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent, and will retain the full amount if purchased through the Distributor.  For the period ended March 31, 2017, Quasar retained $202 in sales charges on sales of the Class A share of the Fund.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017 (Unaudited)

The Fund charge a 1.00% redemption fee on the redemption of Class A share held for 60 days or less.  No redemption fees were charged for the period ended March 31, 2017.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Fund for the period ended March 31, 2017, were as follows:

Floating Rate Fund
Purchases	$30,737,114
Sales	$24,180,054

NOTE 5 – Federal Income Tax Information

At September 30, 2016, the components of accumulated earnings (deficit) for income tax purposes were as follows:

Cost of Investments	$36,675,546
Gross Unrealized Appreciation	461,068
Gross Unrealized Depreciation	-
Net Unrealized Appreciation (Depreciation) on Investments	461,068

Undistributed ordinary income	51,962
Undistributed long-term capital gains	-
Accumulated earnings	51,962

Other accumulated gain (loss)	-
Total accumulated gain (loss	$513,030

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2016, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
$-	$-	$-

At September 30, 2016, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017 (Unaudited)

The tax character of distributions paid during the period ended March 31, 2017 and period ended September 30, 2016 were as follows:

	Period Ended March 31, 2017	Period Ended September 30, 2016
Distributions Paid From:
Ordinary Income	$889,184	$355,347
Total Distributions Paid	$889,184	$355,347

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended March 31, 2017, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Line of Credit

The Fund has access to an $8 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the period ended March 31, 2017, the Fund did not draw on this line of credit.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

NOTE 9 – New Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.  Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Ziegler Floating Rate Fund
EXPENSE EXAMPLE
March 31, 2017 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Class A
Actual Fund Return	1,000.00	1,026.50	5.00
Hypothetical 5% Return	1,000.00	1,020.00	4.99
Class C
Actual Fund Return	1,000.00	1,023.00	8.78
Hypothetical 5% Return	1,000.00	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000.00	1,027.60	3.74
Hypothetical 5% Return	1,000.00	1,021.24	3.73

(1)
Expenses for the Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios for the Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Floating Rate Fund
OTHER INFORMATION (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
70 W. Madison Street, Suite 2400
Chicago, Illinois 60602

Investment Sub-Adviser
Valcour Capital Management LLC
201 Broad Street, 8th Floor
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick, President

Date  June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick, President

Date  June 5, 2017

By  /s/ Russell B. Simon
       Russell B. Simon, Treasurer

Date  June 5, 2017